Client Name:
Client Project Name:	BRAVO 2025-CES2
Start - End Dates:	10/1/2024 - 6/3/2025
Deal Loan Count:	1,091

Conditions Report 2.0

Loans in Report:	1,091
Loans with Conditions:	221

0 - Total Active Conditions

295 - Total Satisfied Conditions

85 - Credit Review Scope
5 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Application
18 - Category: Credit/Mtg History
2 - Category: DTI
10 - Category: Income/Employment
5 - Category: Insurance
23 - Category: Legal Documents
1 - Category: Potential Misrepresentation
4 - Category: Terms/Guidelines
15 - Category: Title
11 - Property Valuations Review Scope
7 - Category: Appraisal
4 - Category: FEMA
199 - Compliance Review Scope
6 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Compliance Manual
12 - Category: Documentation
1 - Category: Repayment Ability
9 - Category: RESPA
31 - Category: Right of Rescission
2 - Category: Section 32
52 - Category: State Consumer Protection
3 - Category: State High Cost
5 - Category: Texas Home Equity
76 - Category: TILA/RESPA Integrated Disclosure
82 - Total Waived Conditions

3 - Credit Review Scope
1 - Category: Credit/Mtg History
2 - Category: Income/Employment
1 - Property Valuations Review Scope
1 - Category: Property
78 - Compliance Review Scope
78 - Category: Texas Home Equity

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